Defined Benefit Obligation and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of components of defined benefit obligations and other long-term liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2022	2021
Defined benefit obligation (Note 32)	150	228
Long-term incentive accruals (Note 31)	8	4
Retail power contract liability	126	—
Other	10	21
Total	294	253